Offerings - Offering: 1	Jan. 21, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.000001 per share
Amount Registered | shares	2,530,000
Proposed Maximum Offering Price per Unit	33.79
Maximum Aggregate Offering Price	$ 85,488,700
Fee Rate	0.01381%
Amount of Registration Fee	$ 11,806
Offering Note
(1)	Includes 330,000 additional shares that the underwriters have the option to purchase from the registrant.
(2)
Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) of the Securities Act of 1933, as amended (the “Securities Act”), based on the average of the high and low prices of Ambiq Micro, Inc.’s common stock as reported on The New York Stock Exchange on January 13, 2026, which date is within five business days prior to the date of the filing of this registration statement.